CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholder's (deficit) equity USD ($)	Total shareholder's (deficit) equity CNY (¥)	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Treasury Shares USD ($) shares	Treasury Shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated losses USD ($)	Accumulated losses CNY (¥)	Accumulated other comprehensive income(loss) USD ($)	Accumulated other comprehensive income(loss) CNY (¥)	Non-redeemable non-controlling interest USD ($)	Non-redeemable non-controlling interest CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016		¥ (1,450,190)		¥ 47								¥ (1,363,165)		¥ (87,072)		¥ 2,037		¥ (1,448,153)
Balance (in shares) at Dec. 31, 2016 | shares			7,500,000	7,500,000
Net (loss)/income for the year		134,056										134,056				(349)		134,056
Net (loss)/income for the year																		133,707
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost		862,161		¥ 36						¥ 862,125								862,161
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost (in shares) | shares			5,403,846	5,403,846
Re-designating Class A ordinary shares to Class B ordinary shares				¥ (41)		¥ 41
Re-designating Class A ordinary shares to Class B ordinary shares (in shares) | shares			(6,571,429)	(6,571,429)	6,571,429	6,571,429
Conversion of preferred shares to Class A ordinary shares		1,855,269		¥ 84						1,855,185								1,855,269
Conversion of preferred shares to Class A ordinary shares (in shares) | shares			12,735,807	12,735,807
Share-based compensation		46,077								46,077								46,077
Repurchase of Class A ordinary shares		(42,606)						¥ (42,606)										(42,606)
Repurchase of Class A ordinary shares (in shares) | shares							(359,595)	(359,595)
Redeemable non-controlling interest redemption value accretion		(798)										(798)						(798)
Redeemable Convertible Preferred Shares redemption value accretion		(202,679)										(202,679)						(202,679)
Foreign currency translation adjustments, net of nil income taxes		81,768												81,768		66		81,834
Ending balance at Dec. 31, 2017		1,283,058		¥ 126		¥ 41		¥ (42,606)		2,763,387		(1,432,586)		(5,304)		1,754		1,284,812
Balance (in shares) at Dec. 31, 2017 | shares			19,068,224	19,068,224	6,571,429	6,571,429	(359,595)	(359,595)
Net (loss)/income for the year		151,833										151,833				1,712		151,833
Net (loss)/income for the year																		153,545
Share-based compensation		23,675								23,675								23,675
Repurchase of Class A ordinary shares		(28,412)						¥ (28,412)										(28,412)
Repurchase of Class A ordinary shares (in shares) | shares							(157,859)	(157,859)
Acquisition of subsidiaries																17,071		17,071
Beneficial conversion feature on convertible note (Note 14)		44,072								44,072								44,072
Issuance of warrant (Note 14)		8,208								8,208								8,208
Foreign currency translation adjustments, net of nil income taxes																		(1,045)
Foreign currency translation adjustments, net of nil income taxes		(1,069)												(1,069)		24		(1,041)
Ending balance at Dec. 31, 2018		1,481,365		¥ 126		¥ 41		¥ (71,018)		2,839,342		(1,280,753)		(6,373)		20,561		1,501,926
Balance (in shares) at Dec. 31, 2018 | shares			19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)
Net (loss)/income for the year		155,052										155,052				5,499	$ 22,272	155,052
Net (loss)/income for the year																		160,551
Share-based compensation		8,803								8,803								8,803
Acquisition of subsidiaries																1,751		1,751
Redeemable non-controlling interest redemption value accretion		(629)										(629)						(629)
Foreign currency translation adjustments, net of nil income taxes		(20,127)												(20,127)		172	(2,866)	(19,955)
Ending balance at Dec. 31, 2019	$ 233,340	¥ 1,624,464	$ 18	¥ 126	$ 6	¥ 41	$ (10,201)	¥ (71,018)	$ 409,110	¥ 2,848,145	$ (161,787)	¥ (1,126,330)	$ (3,806)	¥ (26,500)	$ 4,020	¥ 27,983	$ 237,360	¥ 1,652,447
Balance (in shares) at Dec. 31, 2019 | shares			19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)